Selected Quarterly Financial Data - Unaudited (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015
Selected Quarterly Financial Information [Abstract]
Document Fiscal Year Focus									2014
Net Sales	$ 16,996	$ 16,168	$ 17,191	$ 14,745	$ 16,759	$ 15,462	$ 16,006	$ 14,399	$ 65,100	$ 62,626	$ 57,708
Gross margin	4,636	4,702	4,260	4,055	4,475	4,442	4,454	3,934
Net income attributable to common shareowners	$ 1,473	$ 1,854	$ 1,680	$ 1,213	$ 1,463	$ 1,432	$ 1,560	$ 1,266	$ 6,220	$ 5,721	$ 5,130
Earnings Per Share of Common Stock - Basic and Diluted:
Basic - net income	$ 1.64	$ 2.07	$ 1.87	$ 1.35	$ 1.62	$ 1.59	$ 1.73	$ 1.40	$ 6.92	$ 6.35	$ 5.73
Diluted - net income	$ 1.62	$ 2.04	$ 1.84	$ 1.32	$ 1.60	$ 1.57	$ 1.71	$ 1.39	$ 6.82	$ 6.25	$ 5.66
Common Stock Price - High	$ 117.24	$ 115.93	$ 120.09	$ 118.31	$ 113.80	$ 112.00	$ 97.55	$ 93.59
Common Stock Price - Low	$ 99.17	$ 103.79	$ 113.10	$ 107.91	$ 102.76	$ 93.80	$ 91.05	$ 83.55
Dividend	$ 0.590	$ 0.590	$ 0.590	$ 0.590	$ 0.590	$ 0.535	$ 0.535	$ 0.535	$ 2.360	$ 2.195	$ 2.030
Registered Shareholders Total												20,639